CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), net of tax
Net unrealized holding gain (loss) on avaliable for sale securities arising during the period, net of tax (expense) benefit	$ 1,895	$ (320)	$ 2,120	$ (420)	$ (791)	$ 1,240	$ 2,102
Reclassification adjustment for net gains on available for sale securities realized during the period, net of taxes	$ 0	$ (41)	$ (4)	$ 55	$ 124	$ (22)	$ 22